Dividends (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Preference shares
Dividends
Amount of new equity issued	£ 51	£ 85	£ 300